Earnings per share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Earnings per share
26.	Earnings per share
Basic earnings per share amounts are calculated by dividing the net profit (loss) for the year attributable to ordinary equity holders of the parent by the weighted average number of shares outstanding during the year, increased by the number of non-vested
dividend participating share-based payment awards outstanding during the period.
Diluted earnings per share amounts are calculated by dividing the net profit (loss) attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares, when the effect of their inclusion is dilutive (decreases earnings per share or increases loss per share).
The computation of the (losses) income and share data used in the basic and diluted (loss) earnings per share is as follows:

	2020	2019	2018
Basic earnings per share -
Net (loss) income	$(607,062)	$247,002	$88,198
Weighted-average shares outstanding	42,338	42,258	42,182
Non-vested dividend participating awards	170	225	274

	42,508	42,483	42,456

	(14.28)	5.81	2.08